Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
7. Capital Stock and Changes in Capital Accounts

Details of the Company’s previous changes in capital accounts can be found in Note 7 of the audited consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report. There have been no material changes to these in the six-month period ended June 30, 2025, except for as discussed below:

(a)	Common Stock

As of June 30, 2025, and December 31, 2024, 304,448 and 300,199, respectively, shares of common stock were issued and outstanding (all shares of common stock in registered form). On May 20, 2025, during the Company’s annual meeting of shareholders, the amendment to the Company’s Amended and Restated Articles of Incorporation authorizing the Board to effect one or more reverse stock splits of the Company’s issued common shares, in the aggregate ratio of not more than 1-for-500, with the exact ratio to be determined by the Board in its discretion was approved.

Receipt of Nasdaq Notice:
On April 17, 2025, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rules, the applicable grace period to regain compliance was 180 days, or until October 14, 2025.  As of June 29, 2025, the Company’s common stock has remained at $1.00 per share or higher for ten consecutive business days. As such, on June 30, 2025, the Company received a letter from Nasdaq confirming that it regained compliance with the minimum bid price requirement.
(b)	Warrants

Pursuant to the February 2023 Registered Direct Offering and Concurrent Private Placement (as defined in the 2024 Annual Report) and the January 2022 Underwritten Public Offering, as of June 30, 2025, i) 14,474,000 Class A warrants to purchase 2,895 common shares remained available for exercise with an exercise price of $3,850 dollars per common share, and ii) 15,000,000 Class B warrants to purchase 30,000 common shares remained available for exercise with an exercise price of $505 dollars per common share.

(c)	Preferred Stock

As of June 30, 2025, and December 31, 2024, the Company’s authorized preferred stock consisted of 100,000,000 shares of preferred stock, par value $0.01 per share, designated as Series A Participating Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock. As of June 30, 2025, and December 31, 2024, there were no Series A Participating Preferred Stock issued and outstanding.

(i)	Series B Preferred Stock

As of June 30, 2025, the Company had outstanding 500,000 Series B Preferred Stock, with par value $0.01 per share, issued to Diana Shipping Inc. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s stockholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s stockholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s stockholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.

(ii)	Series C Preferred Stock

The Series C Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C Preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, the Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at the holders’ option commencing upon the first anniversary of the original issuance date, at a conversion price equal to the lesser of $32,500 dollars (subject to change under anti-dilution provisions) and the 10-trading day trailing VWAP of the common shares, or at any time after their issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs) of the Company. The Series C Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change, if the holder does not exercise its conversion right discussed above, and optionally redeemable at the option of the holder in case of certain corporate events as defined in the statement of designations of the Series C Preferred Stock. The holder, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, the holder (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.

The Series C Preferred Stock is not mandatorily redeemable and does not meet any other criteria under ASC 480 to be classified as liability, and under the Company’s assessment is classified in permanent equity, according to the Company’s accounting policy. In particular, the Company assessed that certain of the aforementioned features requiring bifurcation under ASC 815 had de minimis value at inception and in each measurement date, while others were clearly and closely related to the host instrument thus no bifurcation was required or falling under the scope exceptions from derivative accounting.

On March 12, 2025, the Company awarded and granted its directors with 3,332 Series C Preferred Stock, as per the terms of the amended and restated Equity Incentive Plan (refer to (iv) below).

As a result, as of June 30, 2025, the Company had 12,185 shares of Series C Preferred Stock issued and outstanding with par value of $0.01 per share, while, as of the same date, 4,998 shares of Series C Preferred Stock awarded under the amended and restated 2021 Equity Incentive Plan remained unvested.

As of June 30, 2025, the Series C Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 at inception, were determined of de minimis value upon reassessment as of June 30, 2025.

Dividend payments and declarations on Series C Preferred Stock:

During the six-month period ended June 30, 2025, the Company declared cash dividends on its Series C preferred stock of $446, of which $202 were paid in the same period (Note 13 (a)). Also, during the six-month period ended June 30, 2025, the Company paid cash dividends on its Series C preferred stock of $177 which were declared in late 2024.

During the six-month period ended June 30, 2024, the Company declared cash dividends on its Series C preferred stock of $327, of which $150 were paid in the same period. Also, during the six-month period ended June 30, 2024, the Company paid cash dividends on its Series C preferred stock of $110 which were declared in late 2023.
(iii)	Series D Preferred Stock

The Series D Preferred Stock, with liquidation preference $1,000 per share, has no voting rights except (1) in respect of amendments to the articles of incorporation which would adversely alter the preferences, powers or rights of the Series D Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series D Preferred Stock are in arrears or any senior stock. Also, holders of Series D Preferred Stock, rank equal to Series C Preferred Stock, prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date with respect to dividends, distributions and payments upon liquidation. The Series D Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance which is payable on the 15th day of January, April, July and October of each year at the dividend rate of 7.0% per annum, and is convertible into common shares at the holders’ option at any time after the original issuance date, at a conversion price equal to the 10-trading day trailing VWAP of the common shares. The Series D Preferred Stock is also optionally redeemable at the holder’s option in case of fundamental change or in case of certain corporate events as defined in the statement of designation of the Series D Preferred Stock. Holders of the Series D Preferred Stock, however, are prohibited from converting the Series D Preferred Stock into common shares to the extent that, as a result of such conversion, holders (together with their affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company.
Series D Preferred Stock redemptions:

During the period from January 1, 2025, to June 30, 2025, holders of the Company’s Series D preferred stock unaffiliated with the Company, exercised their right to redeem 126 Series D Preferred Stock to common stock, resulting in the issuance of 4,249 shares of common stock of the Company and a deemed dividend of $219 to Series D preferred holders, being the excess value of the shares of common stock of (determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series D Preferred Stock for issuance of common stock)) as compared to the carrying value of the Series D Preferred Stock redeemed.

Following the conclusion of the above transactions, as of June 30, 2025, the Company had 22,957 shares of Series D Preferred Stock issued and outstanding.

As of June 30, 2025, the Series D Preferred Stock remained outside the scope of ASC 480, classified as permanent equity, while all features requiring bifurcation under ASC 815 had de minimis value upon reassessment as of June 30, 2025.

Dividend payments and declarations on Series D Preferred Stock:

During the six-month period ended June 30, 2025, the Company declared and paid cash dividends of $17.5 per share on its Series D preferred stock aggregating the amount of $808 and $808, respectively.
During the six-month period ended June 30, 2024, the Company declared and paid cash dividends of $17.5 per share on its Series D preferred stock aggregating the amount of $481 and $481, respectively.

(iv)	Equity Incentive Plan

As mentioned above, on March 12, 2025, the Company, pursuant to the amended and restated Equity Incentive Plan, granted to its directors a restricted stock award of 3,332 shares of Series C preferred stock for a fair value of $3,015, as annual bonus. The cost of this award is expected to be recognized in comprehensive loss ratably over the restricted shares’ two-year vesting period.

The fair value of the above instrument issued by the Company, was based as of its measurement date on the present values of the future cash outflows derived from (i) the dividends payable under the equity instrument through the first eligible optional conversion date (Note 12 (c) (ii)), and (ii) the instrument’s liquidation proceeds. In determining the fair value of the respective restricted stock award, the Company applied a discount factor of 12.48%, based on (i) risk free rate of 4.07% and (ii) credit spread of 8.41%, adjusted for the liquidation proceeds by a further 6.2% discount for lack of marketability in the Company’s shares, calculated using the Company’s six months historical volatility of approximately 48% as of the date of the issuance.
Movement of Series C Preferred Stock awards

Number of shares of Series C Preferred Stock
Unvested as of December 31, 2024	4,998
Granted	3,332
Vested	(3,332)
Unvested as of June 30, 2025	4,998

On March 11, 2025, the Company amended and restated its 2021 Equity Incentive Plan so that the maximum aggregate number of shares Series C Preferred Stock that may be delivered pursuant to awards granted under the 2021 Equity Incentive Plan, as amended and restated, is 25,000.
As of June 30, 2025, 13,022 shares of Series C Preferred Stock and 80,000 shares of common stock remained reserved for issuance according to the Company’s amended and restated Equity Incentive Plan. For the six-month periods ended June 30, 2025, and 2024, compensation cost on restricted stock awards amounted to $1,389 and $1,459, respectively, and is included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive loss. As of June 30, 2025, and December 31, 2024, the total unrecognized compensation cost relating to the Company’s outstanding restricted stock awards was $3,457 and $1,832, respectively. As of June 30, 2025, the average period over which the total compensation cost related to non-vested restricted stock, was expected to be recognized, was 1.17 years.

(v)	Series E Preferred Stock

The Series E Preferred Stock has no dividend or liquidation rights. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The Series E Preferred Stock is convertible, at the election of the holder, in whole or in part, into shares of the Company’s common stock at a conversion price equal to the 10-trading day trailing VWAP of the Company’s common stock, subject to certain adjustments, at any time after (i) the cancellation of all of the Company’s Series B Preferred Stock or (ii) the transfer for all of the Company’s Series B Preferred Stock (collectively a “Series B Event”). The 15% limitation discussed above shall terminate upon the occurrence of a Series B Event. The Series E Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities, with the Company’s prior consent.

As of June 30, 2025, the Company had outstanding 1,200 shares of Series E Preferred Stock, with par value $0.01 per share, issued to an entity affiliated with the Company’s Chairperson.